            OPPENHEIMER DISCIPLINED ALLOCATION FUND
          Supplement dated November 4, 2003 to the
             Prospectus dated December 23, 2002

The Prospectus is changed as follows:

1. The supplement dated June 30, 2003 is hereby withdrawn.

2.    The first sentence of the third paragraph on page 4
   of the Prospectus is hereby deleted:

      In selecting bonds, the portfolio  managers  normally
      expect that  portion of the Fund's  portfolio to have
      an average  maturity  (measured on a  dollar-weighted
      basis) of between 6 and 20 years.

3. Effective October 29, 2003 the section titled "Portfolio
   Managers" on page 16 of the Prospectus is deleted and
   replaced with the following:

   Portfolio  Managers.  The  equity  portion  of the Fund's
   portfolio  is managed by  Christopher  Leavy and Emmanuel
   Ferreira,  supported  by other  members of the  Manager's
   value  portfolio  team, and the  fixed-income  portion of
   the   portfolio   is  managed   by  Angelo   Manioudakis,
   supported by other  members of the  Manager's  high-grade
   fixed-income  team.  Mr.  Leavy  has been a  Senior  Vice
   President of the Manager since September  2000.  Prior to
   joining the Manager,  he had been a portfolio  manager at
   Morgan   Stanley   Dean  Witter   Investment   Management
   (1997-2000).  Mr.  Ferreira  is a Vice  President  of the
   Manager and Mr.  Manioudakis  is a Senior Vice  President
   of the  Manager.  Prior to joining the Manager in January
   2003,  Mr.  Ferreira  was a portfolio  manager at Lashire
   Investments  (1999-2003),  and a senior  analyst  at Mark
   Asset  Management  (1997-1999).   Prior  to  joining  the
   Manager,  Mr.  Manioudakis  was a  portfolio  manager  at
   Morgan Stanley Investment Management (1993 to 2002).

November 4, 2003                             PS0205.027

SAI Supplement

          OPPENHEIMER DISCIPLINED ALLOCATION FUND
          Supplement dated November 4, 2003 to the
   Statement of Additional Information dated December 23,
               2002, Revised January 15, 2003

The  Statement  of  Additional  Information  is  changed  as follows:

1.    The  Supplement   dated  August  15,  2003  is  hereby
   withdrawn.

2.    The subheading  titled "Futures" on page 23 is changed
   by  replacing  the  first  three  paragraphs  of with the
   following three paragraphs.

o     Futures. The Fund can buy and sell exchange-traded
      futures contracts that relate to (1)
      broadly-based stock indices ("stock index
      futures") (2) an individual stock ("single stock
      futures") (3) debt securities (these are
      referred to as "interest rate futures"), (4)
      other broadly- based securities indices (these
      are referred to as "financial futures"), (5)
      foreign currencies (these are referred to as
      "forward contracts"), (6) securities or (7)
      commodities (these are referred to as "commodity
      futures").

         A broadly-based stock index is used as the
      basis for trading stock index futures. They may
      in some cases be based on stocks of issuers in a
      particular industry or group of industries. A
      stock index assigns relative values to the
      common stocks included in the index and its
      value fluctuates in response to the changes in
      value of the underlying stocks. A stock index
      cannot be purchased or sold directly. Financial
      futures are similar contracts based on the
      future value of the basket of securities that
      comprise the index. These contracts obligate the
      seller to deliver, and the purchaser to take,
      cash to settle the futures transaction. There is
      no delivery made of the underlying securities to
      settle the futures obligation. Either party may
      also settle the transaction by entering into an
      offsetting contract.

         An interest rate future obligates the seller
      to deliver (and the purchaser to take) cash or a
      specified type of debt security to settle the
      futures transaction. Either party could also
      enter into an offsetting contract to close out
      the position. Similarly, a single stock future
      obligates the seller to deliver (and the
      purchaser to take) cash or a specified equity
      security to settle the futures transaction.
      Either party could also enter into an offsetting
      contract to close out the position. Single stock
      futures trade on a very limited number of
      exchanges, with contracts typically not fungible
      among the exchanges.

3.    The  section   captioned   "Board  of  Directors   and
   Oversight  Committees"  on page 36 is  hereby  deleted
   and replaced as follows:

   Board of Directors and Oversight Committees. The Fund's
   parent corporation is governed by a Board of Directors,
   which is responsible for protecting the interests of
   shareholders under Maryland law. The Directors meet
   periodically throughout the year to oversee the Fund's
   activities, review its performance, and review the
   actions of the Manager. Although the Fund will not
   normally hold annual meetings of its shareholders, it
   may hold shareholder meetings from time to time on
   important matters, and shareholders have the right to
   call a meeting to remove a Director or to take other
   action described in the Fund's Articles of Incorporation.

      The Board of Directors has an Audit Committee, a
   Regulatory & Oversight Committee, a Governance
   Committee, and a Proxy Committee.  The Audit Committee
   is comprised solely of Independent Directors. The
   members of the Audit Committee are Edward Regan
   (Chairman), Kenneth Randall and Russell Reynolds. The
   Audit Committee held five meetings during the Fund's
   fiscal year ended October 31, 2002. The Audit Committee
   provides the Board with recommendations regarding the
   selection of the Fund's independent auditor. The Audit
   Committee also reviews the scope and results of audits
   and the audit fees charged, reviews reports from the
   Fund's independent auditor concerning the Fund's
   internal accounting procedures, and controls and reviews
   reports of the Manager's internal auditor, among other
   duties as set forth in the Committee's charter.

      The members of the Regulatory & Oversight Committee
   are Robert Galli (Chairman), Joel Motley and Phillip
   Griffiths. The Regulatory & Oversight Committee held
   eight meetings during the Fund's fiscal year ended
   October 31, 2002. The Regulatory & Oversight Committee
   evaluates and reports to the Board on the Fund's
   contractual arrangements, including the Investment
   Advisory and Distribution Agreements, transfer and
   shareholder service agreements and custodian agreements
   as well as the policies and procedures adopted by the
   Fund to comply with the Investment Company Act and other
   applicable law, among other duties as set forth in the
   Committee's charter.

      The members of the Governance Committee are Joel
   Motley (Acting Chairman), Phillip Griffiths and Kenneth
   Randall. The Governance Committee held no meetings
   during the Fund's fiscal year ended October 31, 2002.
   The Governance Committee reviews the Fund's governance
   guidelines, the adequacy of the Fund's Codes of Ethics,
   and develops qualification criteria for Board members
   consistent with the Fund's governance guidelines, among
   other duties set forth in the Committee's charter.

      The members of the Proxy Committee are Edward Regan
   (Chairman), Russell Reynolds and John Murphy. The Proxy
   Committee held no meetings during the Fund's fiscal year
   ended October 31, 2002.  The Proxy Committee provides
   the Board with recommendations for proxy voting and
   monitors proxy voting by the Fund.

4.    Effective March 31, 2003 and July 31, 2003, Mr.
   Benjamin Lipstein and Ms. Elizabeth Moynihan,
   respectively, retired from the Board I Funds. Therefore,
   the biographies for Mr. Lipstein and Ms. Moynihan on
   page 39 are deleted.

5. Effective October 29, 2003, the section titled
   "Directors and Officers of the Fund" is changed as
   follows:

      Mr.  Bartlett is deleted  and Mr.  Ferreira is added
      to the  first  sentence  of the first  paragraph  on
      page  38 and  to the  first  sentence  of the  first
      paragraph on page 41.

      The  biography of Bruce  Bartlett is deleted and the
      following  biography  of Emmanuel  Ferreira is added
      on page 41:

      ----------------------------------------------------------------------
                              Officers of the Fund
      ----------------------------------------------------------------------
      ----------------------------------------------------------------------
      Name, Position(s) Held
      with Fund, Length of
      Service, Age             Principal Occupation(s) During Past 5 Years
      ----------------------------------------------------------------------
      ----------------------------------------------------------------------
      Emmanuel Ferreira,      Vice President of the Manager (since January
      Vice President and      2003). An officer of 2 portfolios in the
      Portfolio Manager       OppenheimerFunds complex. Formerly,
      since October 2003      Portfolio Manager at Lashire Investments
      Age:  36                (July 1999-December 2002), and a Senior
                              Analyst at Mark Asset Management (July
                              1997-June 1999).
      ----------------------------------------------------------------------

6.    In the Directors compensation table on pages 43 and
   44, footnote number three is revised to read as follows:

3.    Effective  January 1,  2003,  Clayton  Yeutter  became
         Chairman  of  the  Board  I  Funds  upon  the
         retirement of Leon Levy.

7.    In the Directors compensation table on pages 43 and
   44, the following footnote is added following the names
   of Mr. Lipstein and Ms. Moynihan:

      8. Effective March 31, 2003 and July 31, 2003, Mr.
         Lipstein and Ms. Moynihan, respectively, retired
         from the Board I Funds.

November 4, 2003                                       PX0205.013